Health Care Costs Payable - Reconciliation of Health Care Costs Payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Nov. 28, 2018
Health Care And Other Insurance Liabilities [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		$ 5,357
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Health care costs payable, beginning of the period	$ 5
Less: Reinsurance recoverables	0
Health care costs payable, beginning of the period, net	5
Add: Components of incurred health care costs
Current year	6,594
Prior years	(42)
Total incurred health care costs	6,552
Less: Claims paid
Current year	6,464
Prior years	260
Total claims paid	6,724
Add: Premium deficiency reserve	16
Health care costs payable, end of period, net	5,206
Add: Reinsurance recoverables	4
Health care costs payable, end of period	5,210
Health Care Benefits
Less: Claims paid
Add: Reinsurance recoverables	4
Corporate/Other
Less: Claims paid
Add: Reinsurance recoverables	$ 22